Commitments, contingent liabilities and contingent assets - Environmental costs (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Environmental costs and liabilities | Minimum
Commitments and contingent liabilities
Estimated financial effect of contingent liabilities	$ 113	$ 99	$ 95
Environmental costs and liabilities | Maximum
Commitments and contingent liabilities
Estimated financial effect of contingent liabilities	188	165	158
Environmental
Commitments and contingent liabilities
Provisions	$ 131	$ 90	$ 100